Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
2
8
. Subsequent events
The Company evaluated its subsequent events through April 2
7
, 2022, the date on which these financial statements were issued. Except for the below transaction, there is no material events or transactions needing recognition or disclosure found.
In December 2021, the Group entered into an agreement to acquire 100% equity interest in Shanghai Senhao Insurance Agency Co., Ltd., an insurance agency company. The acquisition has been finished in March 2022. The Group has assessed and concluded that the acquisition is a non-recognized subsequent event given the acquisition is completed in 2022.